                             REPORT TO SHAREHOLDERS

                            CIGNA S&P 500 INDEX FUND

                               CIGNA INCOME FUND

                                 JUNE 30, 1999

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1999 (Unaudited)


                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
COMMON STOCKS - 95.3%
Microsoft Corp.*                              141,600   $ 12,771
General Electric Co.                           90,800     10,260
International Business Machines Corp.          50,400      6,514
Wal-Mart Stores, Inc.                         123,500      5,959
Cisco Systems, Inc.*                           88,700      5,721
Lucent Technologies, Inc.                      84,430      5,694
Intel Corp.                                    92,300      5,492
Exxon Corp.                                    67,400      5,198
A T & T Corp.                                  88,335      4,930
Merck & Co., Inc.                              65,500      4,847
MCI Worldcom Inc.                              51,680      4,448
Citigroup, Inc.                                93,546      4,443
Coca-Cola Co.                                  68,500      4,281
American International Group, Inc.             33,930      3,972
Pfizer, Inc.                                   35,800      3,929
Bristol-Myers Squibb Co.                       54,900      3,867
Johnson & Johnson                              37,300      3,655
Royal Dutch Petroleum Co.                      59,500      3,585
BankAmerica Corp.                              48,016      3,549
America Online, Inc.                           30,200      3,337
Procter & Gamble Co.                           36,800      3,284
SBC Communications, Inc.                       54,300      3,149
Bell Atlantic Corp.                            43,114      2,819
Hewlett-Packard Co.                            28,000      2,814
Philip Morris Companies, Inc.                  67,000      2,693
Home Depot, Inc.                               41,100      2,648
Dell Computer Corp.*                           70,300      2,601
BellSouth Corp.                                52,600      2,466
Time Warner, Inc.                              33,100      2,433
Ameritech Corp.                                30,400      2,234
Lilly (Eli) & Co.                              30,500      2,185
Schering-Plough Corp.                          40,800      2,162
Tyco International Ltd.                        22,823      2,162
Mobil Corp.                                    21,700      2,148
du Pont (E.I.) de Nemours & Co.                31,300      2,138
American Home Products Corp.                   36,600      2,105
Chase Manhattan Corp.                          23,500      2,036
GTE Corp.                                      26,800      2,030
Wells Fargo & Co.                              45,900      1,962
BancOne Corp.                                  32,802      1,954
Federal National Mortgage Association          28,400      1,942
Abbott Laboratories                            42,100      1,916


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Ford Motor Co.                                 33,600    $ 1,896
Disney ( Walt) Co.                             56,900      1,753
Chevron Corp.                                  18,100      1,723
American Express Company                       12,600      1,640
Warner-Lambert Co.                             23,600      1,637
Morgan Stanley, Dean Witter, Discover & Co.    15,800      1,620
Nortel Networks Corp.                          18,280      1,587
Motorola, Inc.                                 16,700      1,582
PepsiCo, Inc.                                  40,700      1,575
Texas Instruments, Inc.                        10,800      1,566
McDonald's Corp.                               37,600      1,553
EMC Corp.*                                     28,100      1,546
Sun Microsystems, Inc.*                        21,500      1,481
Oracle Systems Corp.*                          39,725      1,475
Sprint Corp.                                   24,000      1,268
First Union Corp.                              26,870      1,263
Gillette Co.                                   30,800      1,263
Medtronic, Inc.                                16,200      1,262
MediaOne Group, Inc.                           16,900      1,257
Schwab (Charles) Corp.                         11,325      1,244
General Motors Corp.                           18,200      1,201
Boeing Company                                 27,050      1,195
GAP, Inc.                                      23,550      1,186
Federal Home Loan Mortgage Corp.               19,300      1,119
Unilever NV                                    15,892      1,108
Compaq Computer Corp.*                         46,597      1,104
Xerox Corp.                                    18,200      1,075
Schlumberger Ltd.                              15,200        968
Minnesota Mining and Manufacturing Co.         11,100        965
Allied-Signal, Inc.                            15,300        964
United Technologies Corp.                      13,400        961
Anheuser-Busch Companies, Inc.                 13,300        943
Texaco, Inc.                                   14,800        925
Waste Management, Inc.                         16,895        908
Associates First Capital Corp., Class A        20,064        889
Amgen, Inc.*                                   14,200        864
Kimberly-Clark Corp.                           15,000        855
Viacom, Inc., Class B*                         19,400        854
CBS Corp.                                      19,600        851
U. S. WEST Inc.                                13,994        822
Carnival Corp.                                 16,900        820
Computer Associates International, Inc.        14,900        820
Walgreen Co.                                   27,800        817



The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1999 (Unaudited) (Continued)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Merrill Lynch & Co., Inc.                      10,200     $  815
Allstate Corp.                                 22,400        804
Enron Corp.                                     9,800        801
Pharmacia & Upjohn, Inc.                       14,100        801
Colgate-Palmolive Co.                           8,100        800
Dayton Hudson Corp.                            12,200        793
Comcast Corp., Class A (Special)               20,600        792
Electronics Data Systems Corp.                 13,700        775
Bank of New York, Inc.                         21,100        774
Dow Chemical Co.                                6,100        774
Emerson Electric Co.                           12,200        767
Applied Materials, Inc.*                       10,300        761
Automatic Data Processing, Inc.                17,200        757
Atlantic Richfield Co.                          8,900        744
Tellabs, Inc.*                                 10,800        730
Fleet Financial Group, Inc.                    15,800        701
Sprint Corp. PCS Ser 1                         12,150        694
Morgan (J.P.) & Co.                             4,900        688
Monsanto Company                               17,400        686
U. S. Bancorp, Inc.                            20,190        686
MBNA Corp.                                     22,175        679
Safeway, Inc.                                  13,500        668
Raytheon Co.                                    9,400        662
Kroger Co.*                                    22,800        637
Household International, Inc.                  13,378        634
Alcoa, Inc.                                    10,200        631
Clear Channel Communications, Inc.*             9,000        620
SunTrust Banks, Inc.                            8,900        618
Eastman Kodak Co.                               9,000        610
First Data Corp.                               12,300        602
Caterpillar, Inc.                              10,000        600
Seagram Company Ltd.                           11,900        599
Albertson's, Inc.                              11,588        598
Lowes Companies, Inc.                          10,300        584
Washington Mutual, Inc.                        16,440        582
Sara Lee Corp.                                 25,400        576
Campbell Soup Company                          12,400        575
International Paper Co.                        11,321        572
National City Corp.                             8,700        570
Illinois Tool Works, Inc.                       6,900        566
ALLTEL Corp.                                    7,800        558
Gannett Co., Inc.                               7,800        557
Halliburton Co.                                12,200        552



                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Marsh & McLennan Companies, Inc.                7,300     $  551
Duke Energy Co.                                10,100        549
CVS Corp.                                      10,800        548
Mellon Bank Corp.                              14,600        531
American General Corp.                          7,000        528
Firstar Corp.                                  18,400        515
Southern Company                               19,400        514
CIGNA Corp.                                     5,700        507
NIKE, Inc., Class B                             8,000        507
Heinz (H.J.) Co.                               10,100        506
Williams Companies, Inc.                       11,900        506
Fifth Third Bancorp                             7,400        493
Pitney-Bowes, Inc.                              7,600        488
Cardinal Health, Inc.                           7,550        484
PNC Bank Corp.                                  8,400        484
Costco Companies, Inc.*                         6,000        480
Baxter International, Inc.                      7,900        479
Boston Scientific Corp.*                       10,900        479
Wachovia Corp.                                  5,600        479
Corning, Inc.                                   6,800        477
Sears, Roebuck & Company                       10,600        472
Solectron Corp.                                 6,900        460
FDX Corp.                                       8,200        445
Cendant Corp.                                  21,285        436
Guidant Corp.                                   8,400        432
BankBoston Corp.                                8,200        419
Lockheed Martin Corp.                          11,000        410
Honeywell, Inc.                                 3,500        406
Avon Products, Inc.                             7,300        405
KeyCorp                                        12,600        405
Staples, Inc.                                  13,050        404
Burlington Northern Santa Fe Corp.             13,000        403
Nextel Communications, Inc.*                    8,000        402
Union Pacific Corp.                             6,900        402
Omnicom Group, Inc.                             5,000        400
Bestfoods, Inc.                                 7,900        391
Best Buy Co., Inc.*                             5,700        385
State Street Corp.                              4,500        384
Hartford Financial Services Group               6,500        379
May Department Stores Co.                       9,250        378
Weyerhaeuser Co.                                5,500        378
Kellogg Co.                                    11,300        373
Providian Corp.                                 3,950        369


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1999 (Unaudited) (Continued)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Newell Rubbermaid, Inc.                         7,810     $  363
ConAgra, Inc.                                  13,600        362
Columbia/HCA Healthcare Corp.                  15,800        360
Aetna, Inc.                                     4,000        358
Phillips Petroleum Co.                          7,100        357
AFLAC, Inc.                                     7,400        354
Coca-Cola  Enterprises, Inc.                   11,800        351
Textron, Inc.                                   4,200        346
Penney (J.C.) Co., Inc.                         7,100        345
PG & E Corp.                                   10,600        345
Clorox Co.                                      3,200        342
BMC Software, Inc.                              6,300        340
Kohls Corp.                                     4,400        340
General Mills, Inc.                             4,200        338
Interpublic Group of Companies, Inc.            3,900        338
Rockwell International Corp.                    5,300        322
Texas Utilities Co.                             7,800        322
Compuware Corp.                                10,100        321
BB and T Corp.                                  8,700        319
Norfolk Southern Corp.                         10,500        316
Chubb Corp.                                     4,500        313
AES Corp.                                       5,300        308
Mattel, Inc.                                   11,600        307
Computer Sciences Corp.*                        4,400        304
Baker Hughes, Inc.                              9,040        303
Federated Department Stores, Inc.*              5,700        302
Capital One Financial Corp.                     5,400        301
Northern Trust Corp.                            3,100        301
United Healthcare Corp.                         4,800        301
Ingersol-Rand Co.                               4,600        297
TJX Companies, Inc.                             8,900        296
Consolidated Edison Co. of N.Y., Inc.           6,500        294
AMR Corp.*                                      4,300        293
Lincoln National Corp.                          5,600        293
Aon Corp.                                       7,050        291
McGraw-Hill, Inc.                               5,400        291
Progressive Corp. Ohio                          2,000        290
Southwest Airlines Co.                          9,325        290
PPG Industries, Inc.                            4,900        289
Tribune Co.                                     3,300        288
Wrigley (Wm.) Jr. Company                       3,200        288
Delphi Automotive Systems Corp.                15,421        286
Franklin Resource, Inc.                         7,000        284
Frontier Corp.                                  4,800        283



                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Sysco Corp.                                     9,300     $  277
USX-Marathon Group                              8,500        277
CSX Corp.                                       6,100        276
Unisys Corp.*                                   7,100        276
IMS Health Inc.                                 8,800        275
Micron Technology, Inc.                         6,800        274
FPL Group, Inc.                                 5,000        273
Masco Corp.                                     9,400        271
Limited, Inc.                                   5,900        268
3Com Corp.*                                    10,000        267
Conseco, Inc.                                   8,757        267
Ralston Purina Co.                              8,700        265
Unocal Corp.                                    6,700        265
Tandy Corp.                                     5,400        264
Deere & Co.                                     6,600        262
Edison International                            9,800        262
Pioneer Hi-Bred International, Inc.             6,700        261
Circuit City Stores, Inc.                       2,800        260
Novell, Inc.*                                   9,800        260
Comerica, Inc.                                  4,350        259
Air Products & Chemicals, Inc.                  6,400        258
Marriott International, Inc.                    6,900        258
Public Service Enterprises Group, Inc.          6,300        258
Archer-Daniels-Midland Co.                     16,499        255
Transamerica Corp.                              3,400        255
Gateway 2000, Inc.                              4,300        254
Goodyear Tire & Rubber Co.                      4,300        253
Loews Corp.                                     3,200        253
Quaker Oats Co.                                 3,800        252
Mercantile Bancorp.                             4,400        251
Rohm & Haas Co.                                 5,854        251
McKesson HBOC, Inc.                             7,673        246
General Dynamics Corp.                          3,500        240
Hershey Foods Corp.                             4,000        238
Coastal Corp.                                   5,900        236
Dominion Resources, Inc.                        5,400        234
Regions Financial Corp.                         6,100        234
Office Depot, Inc.                             10,500        232
Delta Air Lines, Inc.                           4,000        231
Fort James Corp.                                6,100        231
Unicom Corp.                                    6,000        231
Georgia-Pacific Corp.                           4,800        227
Tricon Global Restaurants                       4,190        227
Kmart Corp.                                    13,700        225



The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1999 (Unaudited) (Continued)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
PECO Energy Co.                                 5,300     $  222
Reliant Energy, Inc.                            7,922        219
Dover Corp.                                     6,200        217
Danaher Corp.                                   3,700        215
Paychex, Inc.                                   6,750        215
Praxair, Inc.                                   4,400        215
Burlington Resources, Inc.                      4,910        212
Dana Corp.                                      4,601        212
Entergy Corp.                                   6,800        212
SLM Holding Corp.                               4,600        211
St. Paul Companies, Inc.                        6,528        208
UNUM Corp.                                      3,800        208
Becton, Dickinson and Co.                       6,900        207
Huntington Bancshares, Inc.                     5,910        207
First Energy Corp.                              6,600        205
Republic New York Corp.                         3,000        205
Apple Computer, Inc.                            4,400        204
Occidental Petroleum Corp.                      9,600        203
Barrick Gold Corp.                             10,400        202
Alcan Aluminum Ltd.                             6,300        201
Summit Bancorp.                                 4,800        201
Allergan, Inc.                                  1,800        200
American Electric Power Co., Inc.               5,300        199
Lehman Brothers Holdings, Inc.                  3,200        199
Kansas City Southern Industries, Inc.           3,100        198
General Instrument Corp.                        4,600        196
Jefferson-Pilot Corp.                           2,950        195
Fortune Brands, Inc.                            4,700        194
Avery Dennison Corp.                            3,200        193
Browning-Ferris Industries, Inc.                4,400        189
Dollar General Corp.                            6,468        188
Paine Webber Group, Inc.                        4,000        187
Eaton Corp.                                     2,000        184
MBIA, Inc.                                      2,800        181
TRW, Inc.                                       3,300        181
Carolina Power & Light Co.                      4,200        180
LSI Logic Corp.*                                3,900        180
New York Times Co., Class A                     4,900        180
Union Carbide Corp.                             3,700        180
Rite Aid Corp.                                  7,200        177
Southtrust Corp.                                4,600        177
RJR Nabisco Holding Corp.                       9,000        176
Genuine Parts Co.                               5,000        175
HealthSouth Corp.*                             11,700        175



                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Maytag Corp.                                    2,500     $  174
Cincinnati Financial Corp.                      4,600        173
Union Planters Corp.                            3,800        170
SAFECO Corp.                                    3,800        168
Johnson Controls, Inc.                          2,400        166
Consolidated Natural Gas Co.                    2,700        164
Dun & Bradstreet Corp.                          4,600        163
PE-Corp., Biosystems Group                      1,400        161
Wellpoint Health Networks                       1,900        161
DTE Energy Co.                                  4,000        160
Tenet Healthcare Corp.                          8,600        160
Seagate Technology, Inc.*                       6,200        159
Ecolab, Inc.                                    3,600        157
Golden West Financial Corp.                     1,600        157
KLA Tencor Corp.*                               2,400        156
Whirlpool Corp.                                 2,100        155
PacifiCorp                                      8,300        153
Bear Stearns & Companies, Inc.                  3,255        152
Black & Decker Corp.                            2,400        152
GPU, Inc.                                       3,600        152
Provident Cos. Inc.                             3,800        152
UST, Inc.                                       5,200        152
Cooper Industries, Inc.                         2,900        151
Hasbro, Inc.                                    5,400        151
Sempra Energy Corp.                             6,655        151
Toys 'R' Us, Inc.*                              7,300        151
Winn-Dixie Stores, Inc.                         4,100        151
Amerada Hess Corp.                              2,500        149
Century Tel Enterprises, Inc.                   3,750        149
Sealed Air Corp.                                2,296        149
Adobe Systems, Inc.                             1,800        148
Synovus Corp.                                   7,450        148
Ameren Corp.                                    3,800        146
Equifax, Inc.                                   4,100        146
MGIC Investment Corp.                           3,000        146
Service Corporation International               7,600        146
Columbia Energy Group.                          2,300        144
Willamette Industries, Inc.                     3,100        143
ALZA Corp.*                                     2,800        142
Cinergy Corp.                                   4,400        141
Donnelley (R.R.) & Sons Co.                     3,800        141
Owens-Illinois, Inc.*                           4,300        141
VF Corp.                                        3,300        141
Block (H & R), Inc.                             2,800        140



The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1999 (Unaudited) (Continued)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Grainger (W.W.), Inc.                           2,600     $  140
Parker-Hannifin Corp.                           3,050        140
Vulcan Materials Co.                            2,900        140
Central & Southwest Corp.                       5,900        138
CMS Energy Corp.                                3,300        138
Dow Jones & Co., Inc.                           2,600        138
Nordstrom, Inc.                                 4,100        137
Countrywide Credit Industries, Inc.             3,100        133
Sherwin-Williams Co.                            4,800        133
Torchmark Corp.                                 3,900        133
Ceridian Corp.*                                 4,000        131
Times Mirror Co., Class A                       2,200        130
Champion International Corp.                    2,700        129
International Flavors & Fragrances, Inc.        2,900        129
PP & L Resources, Inc.                          4,200        129
Autozone, Inc.                                  4,200        127
Northrop Grumman Corp.                          1,900        126
Brown-Forman Corporation, Class B               1,900        124
New Century Energies, Inc.                      3,200        124
Biomet, Inc.                                    3,100        123
Allegheny Teledyne, Inc.                        5,400        122
Bausch & Lomb, Inc.                             1,600        122
Anadarko Petroleum  Corp.                       3,300        121
Apache Corp.                                    3,100        121
Constellation Energy Group                      4,100        121
Kerr-McGee Corp.                                2,407        121
Knight-Ridder, Inc.                             2,200        121
Mead Corp.                                      2,900        121
PACCAR, Inc.                                    2,200        117
National Semiconductor Corp.*                   4,600        116
AmSouth Bancorp.                                4,950        115
Eastman Chemical Co.                            2,200        114
Nucor Corp.                                     2,400        114
Union Pacific Resources Group, Inc.             7,000        114
Network Appliance, Inc.*                        2,000        112
Peoplesoft, Inc.                                6,500        112
Tenneco, Inc.                                   4,700        112
Hercules, Inc.                                  2,800        110
Florida Progress Corp.                          2,600        107
Placer Dome, Inc.                               9,000        106
Reynolds Metals Co.                             1,800        106
Dillard, Inc., Class A                          3,000        105
Parametric Technology Corp.*                    7,600        105
Harcourt General, Inc.                          2,000        103
Sonat, Inc.                                     3,100        103



                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Hilton Hotels Corp.                             7,200     $  102
Northern States Power Co.                       4,200        102
Temple-Inland, Inc.                             1,500        102
Phelps Dodge Corp.                              1,600         99
Wendy's International, Inc.                     3,500         99
Crown Cork & Seal Co., Inc.                     3,400         97
Case Corp.                                      2,000         96
Sigma-Aldrich Corp.                             2,800         96
Navistar International Corp.*                   1,900         95
Nalco Chemical Co.                              1,800         93
ITT Industries, Inc.                            2,400         92
Engelhard Corp.                                 4,000         91
Newmont Mining Corp.                            4,600         91
Watson Pharmaceuticals, Inc.*                   2,600         91
Goodrich (B.F.) Co.                             2,100         89
Thermo Electron Corp.*                          4,400         88
US Airways  Group, Inc.*                        2,000         87
Deluxe Corp.                                    2,200         86
Harris Corp.                                    2,200         86
Darden Restaurants, Inc.                        3,900         85
Fluor Corp.                                     2,100         85
Silicon Graphics, Inc.*                         5,200         85
SuperValu, Inc.                                 3,300         85
Ashland, Inc.                                   2,100         84
Mirage Resorts, Inc.*                           5,000         84
Niagara Mohawk Power Co.                        5,200         84
Freeport McMoRan Copper & Gold, Inc., Class B   4,600         83
Inco Ltd.                                       4,600         83
St. Jude Medical, Inc.                          2,300         82
Consolidated Stores Corp.                       3,000         81
Raychem Corp.                                   2,200         81
Westvaco Corp.                                  2,800         81
Stanley Works (The)                             2,500         80
Sunoco, Inc.                                    2,600         78
Harrah's Entertainment, Inc.*                   3,500         77
Scientific Atlanta, Inc.                        2,100         76
Thomas & Betts Corp.                            1,600         76
Brunswick Corp.                                 2,700         75
HCR Manor Care, Inc.                            3,100         75
Pall Corp.                                      3,400         75
Great Lakes Chemical Corp.                      1,600         74
Mallinckrodt Group, Inc.                        2,000         73
Advanced Micro Devices, Inc.*                   4,000         72
Bard (C. R.), Inc.                              1,500         72



The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1999 (Unaudited) (Continued)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Louisiana-Pacific Corp.                         3,000     $   71
King World Productions, Inc.*                   2,000         70
Boise Cascade Corp.                             1,600         69
Cummins Engine Co., Inc.                        1,200         69
Laidlaw, Inc.                                   9,200         68
USX-U.S. Steel Group                            2,500         67
Liz Claiborne, Inc.                             1,800         66
Armstrong World Industries, Inc.                1,100         64
FMC Corp.*                                        900         61
American Greetings Corp., Class A               2,000         60
Bemis Company, Inc.                             1,500         60
Cabletron Systems, Inc.*                        4,600         60
Centex Corp.                                    1,600         60
Crane Co.                                       1,900         60
Humana, Inc.*                                   4,600         60
Snap-On, Inc.                                   1,600         58
Ikon Office Solutions, Inc.                     3,800         57
Homestake Mining Co.                            6,600         54
Meredith Corp.                                  1,500         52
Owens-Corning Fiberglas Corp.                   1,500         52
Ryder System, Inc.                              2,000         52
Cooper Tire & Rubber Co.                        2,100         50
Coors (Adolph) Co., Class B                     1,000         50
Millipore Corp.                                 1,200         49
NICOR, Inc.                                     1,300         49
Shared Medical Systems Corp.                      700         46
Andrew Corp.*                                   2,400         45
McDermott International, Inc.                   1,600         45
EG & G, Inc.                                    1,200         43
National Service Industries, Inc.               1,200         43
Worthington Industries, Inc.                    2,600         43
Rowan Companies, Inc.*                          2,300         42
Tektronix, Inc.                                 1,350         41
Tupperware Corp.                                1,600         41
Alberto-Culver Co., Class B                     1,500         40
Pep Boys-Manny, Moe & Jack                      1,800         39
Sealed Air Corp. New                              617         39
Autodesk, Inc.                                  1,300         38
Ball Corp.                                        900         38
Cyprus Amax Minerals Co.                        2,500         38
Longs Drug Stores Corp.                         1,100         38
Peoples Energy Corp.                            1,000         38
Grace (W.R.) & Co.                              2,000         37
Great Atlantic & Pacific Tea Co., Inc.          1,100         37



                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Briggs & Stratton Corp.                           600     $   35
Potlatch  Corp.                                   800         35
Nielsen Media Inc.                              1,166         34
Helmerich & Payne, Inc.                         1,400         33
Polaroid Corp.                                  1,200         33
Timken Co.                                      1,700         33
Reebok International Ltd.                       1,600         30
ONEOK, Inc.                                       900         29
Bethlehem Steel Corp.*                          3,600         28
Pulte Corp.                                     1,200         28
Kaufman & Broad Home Corp.                      1,100         27
Fleetwood Enterprises, Inc.                     1,000         26
Eastern Enterprises                               600         24
Ryerson Tull, Inc.                              1,000         23
Springs Industries, Inc., Class A                 500         22
Waddell & Reed Financial, Inc. Class B            832         22
Asarco, Inc.                                    1,100         21
Jostens, Inc.                                   1,000         21
Data General Corp.*                             1,400         20
Milacron, Inc.                                  1,100         20
Fruit of the Loom LTD.                          2,000         19
Russell Corp.                                   1,000         19
Battle Mountain Gold Co.                        6,400         16
Foster Wheeler Corp.                            1,100         16
Corn Products International, Inc.                 500         15
NACCO Industries, Inc., Class A                   200         15
R.H. Donnelley Corp.                              740         14
PE-Corp., Celera Genomics Group*                  700         11
CommScope, Inc.*                                  333         10
Safety Kleen Corp.                                560         10
Agribands International, Inc.                     190          8
Harland (J.H.) Co.                                400          8
ChoicePoint, Inc.*                                110          7
Abercombie & Fitch Co.                            130          6
Waddell & Reed Financial, Inc. Class A            193          5
Octel Corp.                                       275          3
General Semiconductor, Inc.*                      250          2
Allergan Specialty, Inc., Class A                  45          1
Crescendo Pharmaceuticals, Inc.                    45          1
Momentum Business Application Class A             130          1
                                                       ----------

TOTAL COMMON STOCKS - 95.3%
    (Cost $236,079,967)                                  311,953
                                                       ----------



The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1999 (Unaudited) (Continued)

                                                          MARKET
                                            PRINCIPAL      VALUE
                                              (000)        (000)
-----------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 4.2%
COMMERCIAL PAPER - 4.0%
American Express Credit Corp.
5.06%, 7/9/99                                 $ 2,396    $ 2,396
Exxon Asset Management Corp.
5.66%, 7/1/99                                   3,236      3,236
General Electric Capital Corp.
4.99%, 7/6/99                                   3,372      3,372
General Motors Acceptance Corp.
5.03%, 7/7/99                                   3,886      3,886
                                                       ----------
                                                          12,890
                                                       ----------

U.S. GOVERNMENT AND AGENCIES - 0.2%
U. S. Treasury Bills,
4.23%, 7/22/99**                                  106        106
4.515%, 8/26/99**                                 613        609
4.53%, 9/2/99**                                   101        100
                                                       ----------
                                                             815
                                                       ----------

TOTAL SHORT-TERM OBLIGATIONS
(Cost $13,704,632)                                        13,705
                                                       ----------
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Total Cost $249,784,599)                                325,658
Cash and Other Assets Less Liabilities - 0.5%              1,553
                                                       ----------
NET ASSETS - 100.0%                                     $327,211
                                                       ==========



*     Non-income producing securities.
** This security or a portion thereof is pleged as collateral for Stock Index Futures Contracts.
      At June 30, 1999, the Fund was long 41 S&P 500 Futures
      Contracts expiring in September 1999. Unrealized gain amounted to $611,925. Underlying face value was $13,458,353, and underlying market value was $14,070,278.


The Notes to Financial Statements are an integral part of these statements.

CIGNA INCOME FUND



INVESTMENTS IN SECURITIES (UNAUDITED)

JUNE 30, 1999

                                                                       MARKET
                                                     PRINCIPAL          VALUE
                                                       (000)            (000)
-----------------------------------------------------------------------------
BONDS AND NOTES - 95.5%
FOREIGN GOVERNMENTS  - 7.7%
Israel (The State of), 5.75%, 2000                   $ 100            $  100
                                                               --------------

U.S. GOVERNMENT & AGENCIES - 87.8%
Federal Home Loan Banks,
    7.37%, 2002                                        100               104
Federal Home Loan Mortgage Corp., 7.75%, 2001          100               104
Federal National Mortgage Assoc.,
    5.89%, 2002                                         30                30
    5.625%, 2004                                        25                24
    7.4%, 2004                                         100               105
Student Loan Marketing Assoc., 6.6%, 1999              100               101
Tennessee Valley Authority, 6.375%, 2005               100               100
United States Treasury Bonds,
    Stripped-Principal Only,  Zero Coupon, 2008         65                38
    8.125%, 2019                                        35                42
    6.5%, 2026                                         245               255
United States Treasury Notes,
     6.5%, 2005                                        225               232
                                                               --------------
                                                                       1,135
                                                               --------------

Total Bonds and Notes
    (Cost - $1,261,386)                                                1,235
                                                               --------------

TOTAL INVESTMENTS IN SECURITIES
    (Total Cost - $1,261,386)                                          1,235
Cash and Other Assets, Less Liabilities - 4.5%                            58
NET ASSETS - 100.0%                                                  $ 1,293
                                                               ==============



The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

                                                                              (IN THOUSANDS)

                                                                         S&P 500
                                                                          INDEX           INCOME
                                                                       -------------    ------------
ASSETS:
Investments in securities at value (Cost - $249,784,599
     and $1,261,386, respectively)                                        $ 325,658          $1,235
Cash                                                                              1              52
Receivable for Investments sold                                               1,707               -
Interest and dividends receivable                                               282              18
Investment for Trustees' deferred compensation plan                               3              12
Receivable from adviser                                                           7               3
Other                                                                           252               -
                                                                       -------------    ------------

     Total assets                                                           327,910           1,320
                                                                       -------------    ------------

LIABILITIES:
Payable for investments purchased                                               515               -
Registration fees payable                                                        48               -
Audit fee payable                                                                11               2
Payable for Trustees' deferred compensation plan                                  3              12
Other accrued expenses (including $33,487 and
     $6,828 payable to affiliates, respectively)                                122              13
                                                                       -------------    ------------

     Total liabilities                                                          699              27
                                                                       -------------    ------------

NET ASSETS                                                                $ 327,211          $1,293
                                                                       =============    ============


Shares outstanding                                                           21,072           1,322
                                                                       =============    ============

NET ASSET VALUE PER SHARE                                                   $ 15.53          $ 0.98
                                                                       =============    ============

COMPONENTS OF NET ASSETS:
Paid in capital                                                           $ 245,046          $1,282
Undistributed net investment income                                           1,774              34
Accumulated net realized gain on investments and futures                      3,906               3
Unrealized appreciation (depreciation) of investments and futures            76,485            (26)
                                                                       -------------    ------------

NET ASSETS                                                                $ 327,211          $1,293
                                                                       =============    ============



The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                               (IN THOUSANDS)

                                                                           S&P 500
                                                                            INDEX           INCOME
                                                                        --------------    ------------

INVESTMENT INCOME:
     Interest                                                                 $   353           $  39
     Dividends (net of foreign taxes withheld of $30,218,
       and $0, respectively)                                                    1,954               -
                                                                        --------------    ------------
                                                                                2,307              39

EXPENSES:
     Investment advisory fees                                                     378               3
     Custodian fees and expenses                                                   80              10
     Administrative services                                                       51               9
     Registration fees                                                              1               -
     Auditing and legal fees                                                       15               2
     Trustees' fees                                                                 4               -
     Shareholder reports                                                            -               -
     Transfer agent fees and expenses                                               -               1
     Other                                                                          7               -
                                                                        --------------    ------------

          Total expenses                                                          536              25
          Less expenses waived by adviser                                          (5)            (19)
                                                                        --------------    ------------

     Net expenses                                                                 531               6
                                                                        --------------    ------------

NET INVESTMENT INCOME                                                           1,776              33
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain from securites transactions                              1,662               5
     Net realized gain from futures contracts                                   1,360               -
     Net unrealized gain from futures contracts                                   612               -
     Unrealized appreciation (depreciation) of investments                     30,173             (76)
                                                                        --------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         33,807             (71)
                                                                        --------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                         $ 35,583         $   (38)
                                                                        ==============    ============


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                                (IN THOUSANDS)

                                                                           S&P 500
                                                                            INDEX             INCOME
                                                                        ---------------    ------------
OPERATIONS:
Net investment income                                                         $  1,776           $  33
Net realized gain from securities transactions                                   1,662               5
Net realized gain from futures contracts                                         1,360               -
Unrealized gain from futures contracts                                             612               -
Unrealized appreciation (depreciation) of investments                           30,173            (76)
                                                                        ---------------    ------------
Net increase in net assets from operations                                      35,583            (38)
                                                                        ---------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                           -               -
From net realized capital gains                                                      -               -
                                                                        ---------------    ------------

Total distributions to shareholders                                                  -               -
                                                                        ---------------    ------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                  363               -
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                                  -               -
                                                                        ---------------    ------------

                                                                                   363               -
Cost of shares redeemed                                                              -               -
                                                                        ---------------    ------------
Net increase from Fund share transactions                                          363               -
                                                                        ---------------    ------------
NET INCREASE IN NET ASSETS                                                      35,946            (38)

NET ASSETS:
Beginning of period                                                            291,265           1,331
                                                                        ---------------    ------------
End of period (including undistributed net investment
     income of $1,774,097 and $34,427, respectively)                         $ 327,211          $1,293
                                                                        ===============    ============

TRANSACTIONS IN CAPITAL STOCK:
Shares sold                                                                         25               -
Shares issued in reinvestment of dividends and distributions                         -               -
                                                                        ---------------    ------------
                                                                                    25               -
Shares redeemed                                                                      -               -
                                                                        ---------------    ------------
Net increase in shares outstanding                                                  25               -
                                                                        ===============    ============


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                 (IN THOUSANDS)

                                                                           S&P 500
                                                                            INDEX            INCOME
                                                                        ---------------    ------------

OPERATIONS:
Net investment income                                                         $  2,194           $  65
Net realized gain from securities transactions                                     542              10
Net realized gain from futures contracts                                         1,718               -
Unrealized gain from futures contracts                                             738               -
Unrealized appreciation of investments                                          39,830              34
                                                                        ---------------    ------------
Net increase in net assets from operations                                      45,022             109
                                                                        ---------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                      (2,809)            (66)
From net realized capital gains                                                   (893)             (3)
                                                                        ---------------    ------------
Total distributions to shareholders                                             (3,702)            (69)
                                                                        ---------------    ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              140,398               -
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                              3,702              69
                                                                        ---------------    ------------
                                                                               144,100              69
Cost of shares redeemed                                                              -               -
                                                                        ---------------    ------------
Net increase from Fund share transactions                                      144,100              69
                                                                        ---------------    ------------
NET INCREASE IN NET ASSETS                                                     185,420             109
NET ASSETS:
Beginning of period                                                            105,845           1,222
                                                                        ---------------    ------------
End of period (including (overdistributed) undistributed net
     investment income of $(1,554) and $1,524, respectively)                 $ 291,265          $1,331
                                                                        ===============    ============

TRANSACTIONS IN CAPITAL STOCK:
Shares sold                                                                     11,107               -
Shares issued in reinvestment of dividends and distributions                       270              69
                                                                        ---------------    ------------
                                                                                11,377              69
Shares redeemed                                                                      -               -
                                                                        ---------------    ------------
Net increase in shares outstanding                                              11,377              69
                                                                        ===============    ============


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP  Notes to Financial Statements (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES. CIGNA S&P 500 Index Fund and CIGNA Income Fund are separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The funds are referred to collectively as "CIGNA Funds Group" or the "Funds." The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the S&P 500 Index Fund is to achieve long-term growth of capital by investing principally in common stocks of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index emphasizing large-capitalization stocks. The objective of the Income Fund is to provide as high a level of current income as possible consistent with reasonable concern for safety of principal by investing primarily in investment grade corporate debt securities and U.S. Government securities. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued on the basis of valuations furnished by a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Funds are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees.

FUTURES CONTRACTS - The S&P 500 Index Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - For Federal income tax purposes, each fund in the Trust is taxed as a separate entity. It is each fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no Federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - For the S&P 500 Index Fund and the Income Fund, dividends from net investment income and net capital gains, to the extent such gains would otherwise be taxable to each Fund, are declared and distributed annually.

Dividends and distributions are recorded by the Funds on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a re-class to paid in capital may be required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Funds. Such advisory fees are based on annual rates of 0.25% and 0.50% applied to the average daily net assets of the S&P 500 Index Fund and Income Fund, respectively. CII has voluntarily agreed to reimburse each Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.35% and 1.00% of average daily net assets of the S&P 500 Index Fund and Income Fund, respectively.

Each Fund reimburses CII for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 1999, the S&P 500 Index Fund and Income Fund paid or accrued $50,624 and $9,400 respectively.

CII is an indirect, wholly owned subsidiary of CIGNA Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 1999 were as follows (shown in thousands):


               FUND                          PURCHASES              SALES
-------------------------------------   -------------------  -------------------
S&P 500 Index Fund                                $  7,398             $  5,411
Income Fund                                            213                  180

There were $212,680 of purchases and $180,516 of sales of U.S. Government obligations for the Income Fund in 1999. There were $27,536 of purchases of U.S. Government obligations for the S&P 500 Index Fund in 1999.

5. AGGREGATE GROSS UNREALIZED APPRECIATION/DEPRECIATION. The Funds had aggregate gross and net unrealized appreciation and depreciation for Federal income tax purposes as follows (shown in thousands):

                                                                                      NET UNREALIZED
                                              UNREALIZED           UNREALIZED          APPRECIATION/
                       FUND                 APPRECIATION         DEPRECIATION         (DEPRECIATION)
-------------------------------------   -------------------  -------------------  ---------------------
S&P 500 Index Fund                               $  82,525             $  6,652             $   75,873
Income Fund                                              3                   29                    (26)

As of June 30, 1999, the S&P 500 Index and Income Funds' cost of securities for Federal income tax purposes was $236,079,967, and $1,261,386, respectively.

6. CAPITAL STOCK. Each Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. At June 30, 1999, affiliates of Ace, Limited were the only shareholders of the S&P 500 Index Fund, and an affiliate of CIGNA Corporation was the only shareholder of the Income Fund.

7. FINANCIAL HIGHLIGHTS. The following per share data is computed on the basis of a share outstanding throughout the period:


------------------------------------------------------------------------------------------------------------
                                                           (UNAUDITED)
                                                           SIX MONTHS
                                                              ENDED          YEARS ENDED DECEMBER 31,
                                                          JUNE 30, 1999     1998             1997*
------------------------------------------------------------------------------------------------------------

CIGNA S&P 500 INDEX FUND
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 13.84         $ 10.95          $ 10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income +                                         0.08            0.13             0.07
Net realized and unrealized gain on securities                  1.61            2.97             0.95
                                                               -----           -----            -----
TOTAL FROM INVESTMENT OPERATIONS                                1.69            3.10             1.02
                                                               -----           -----            -----
LESS DISTRIBUTIONS:
Dividends from net investment income                               -           (0.16)           (0.07)
Distributions from capital gains                                   -           (0.05)               -
                                                               -----           -----            -----

TOTAL DISTRIBUTIONS                                                -           (0.21)           (0.07)
                                                               -----           -----            -----

NET ASSET VALUE, END OF PERIOD                               $ 15.53         $ 13.84          $ 10.95
                                                             =======         =======          =======

TOTAL RETURN 1 **                                              12.21%          28.28%           10.23%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $ 327,211       $ 291,265        $ 105,845
Ratio of operating expenses to average net assets 2             0.35% ++        0.35%            0.18% **
Ratio of net investment income to average net assets 3          1.17% ++        1.27%            0.79% **
Portfolio turnover                                                 2%              3%               4%


* For the period from July 1, 1997 (commencement of operations) through December 31, 1997.
** Not annualized.
1. Total return would have been lower if certain expenses had not been reimbursed by the Adviser. Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes distributions were reinvested at net asset value.
2. Ratio of expenses to average net assets prior to the reduction of advisory fee was .35% (annualized), 0.43% and 0.36%, respectively, for the six months ended June 30, 1999, the period ended December 31, 1998, and the six months ended December 31, 1997.
3. Ratio of net investment income to average net assets prior to the reduction of advisory fee was 1.17% (annualized), 1.18% and 0.61%, respectively, for the six months ended June 30, 1999, the year ended December 31, 1998, and the six months ended December 31, 1997.
+ Net investment income per share has been calculated in accordance with SEC requirements, except that end of year accumulated/undistributed net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
++ Annualized.


---------------------------------------------------------------------------------------------------------------------------------
                                              (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED                           YEARS ENDED DECEMBER 31,
                                              JUNE 30, 1999     1998          1997          1996          1995           1994
---------------------------------------------------------------------------------------------------------------------------------
CIGNA INCOME FUND
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD           $  1.01        $  0.98       $  0.94       $  1.02       $  0.92         $ 1.01
INCOME FROM INVESTMENT OPERATIONS
Net investment income +                           0.03           0.05          0.05          0.05          0.06           0.06
Net realized and unrealized gain on
  securities                                     (0.06)          0.03          0.04         (0.05)         0.09          (0.09)
                                                 ------         ------        ------        ------        ------         ------
TOTAL FROM INVESTMENT OPERATIONS                 (0.03)          0.08          0.09            -           0.15          (0.03)
                                                 ------         ------        ------        ------        ------         ------
LESS DISTRIBUTIONS:
Dividends from net investment income                 -          (0.05)        (0.05)        (0.05)        (0.05)         (0.06)
Distributions from capital gains                     -              -             -         (0.03)            -              -
                                                 ------         ------        ------        ------        ------         ------
TOTAL DISTRIBUTIONS                                  -          (0.05)        (0.05)        (0.08)        (0.05)         (0.06)
                                                 ------         ------        ------        ------        ------         ------

NET ASSET VALUE, END OF PERIOD                  $ 0.98         $ 1.01        $ 0.98       $  0.94       $  1.02         $ 0.92
                                                =======        =======      ========      ========      ========        =======

TOTAL RETURN 1 **                                -3.14%          9.26%         9.10%         1.36%        16.21%         -3.12%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)         $1,293        $ 1,331       $ 1,222       $ 1,121       $ 1,105         15,210
Ratio of operating expenses to average net
  assets 4                                        1.00% ++       1.00%         1.00%         1.00%         0.95%          1.00%
Ratio of net investment income to average
  net assets 5                                    5.06% ++       5.06%         5.42%         5.33%         6.50%          6.37%
Portfolio turnover                                  14%            54%            7%            0%           45%             8%

4. Ratios of expenses to average net assets prior to the reduction of advisory fee were 3.91% (annualized), 4.44%, 5.31%, 5.62%, 1.37% and 1.15%, respectively, for the six months ended June 30, 1999 and for the years ended December 31, 1998, 1997, 1996, 1995 and 1994.
5. Ratios of net investment income to average net assets prior to the reduction of advisory fee were 1.15% (annualized), 1.65%, 1.11%, 0.72%, 6.08% and 6.22%, respectively, for the six months ended June 30, 1999 and for the years ended December 31, 1998, 1997, 1996, 1995 and 1994.
+ Net investment income per share has been calculated in accordance with SEC requirements, except that end of year accumulated/undistributed net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
++ Annualized.


------------------------------------------------------------------------------------------------------------------------
CIGNA FUNDS GROUP


TRUSTEES                                   Thomas C. Jones                            OFFICERS
Hugh R. Beath                              PRESIDENT, CIGNA INVESTMENT                Richard H. Forde
ADVISORY DIRECTOR,                         MANAGEMENT AND CIGNA                       CHAIRMAN OF THE BOARD
ADMEDIA CORPORATE ADVISORS, INC.           INVESTMENTS, INC.                          AND PRESIDENT


                                           Paul J. McDonald
Richard H. Forde                           SENIOR EXECUTIVE VICE PRESIDENT
SENIOR MANAGING DIRECTOR,                  AND CHIEF FINANCIAL OFFICER,               Alfred A. Bingham III
CIGNA INVESTMENTS, INC.                    FRIENDLY ICE CREAM CORPORATION             VICE PRESIDENT AND TREASURER

Russell H. Jones
VICE PRESIDENT AND TREASURER,                                                         Jeffrey S. Winer
KAMAN CORPORATION                                                                     VICE PRESIDENT AND SECRETARY




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